Long-Term Debt, Annual Principal Payments (Predecessor) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Annual Principal Payments [Abstract]
2022	$ 8,000,000
2023	35,200,000
Total	$ 43,200,000
United Maritime Predecessor [Member]
Annual Principal Payments [Abstract]
2022		$ 1,250,000
2023		1,400,000
2024		1,400,000
2025		1,450,000
2026		0
Total		$ 5,500,000